Lease Arrangements - Summary of Lease Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Lease liabilities [abstract]
Current	$ 774,444	$ 27,580	$ 632,802
Non-current	$ 5,101,386	$ 181,673	$ 5,176,123